INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	Jun. 30, 2012
INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Restricted marketable securities	$ 7,888,000